UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-07055

T. Rowe Price Dividend Growth Fund, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher
100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: December 31

Date of reporting period: September 30, 2015

Item 1. Schedule of Investments

Dividend Growth Fund	September 30, 2015

T. Rowe Price Dividend Growth Fund

Unaudited

Portfolio of Investments ‡

(Cost and value in $000s)

	Shares	$ Value
COMMON STOCKS 94.8%		
CONSUMER DISCRETIONARY 13.4%		
Auto Components 0.7%		
Johnson Controls	816,700	33,779
		33,779
Hotels, Restaurants & Leisure 2.0%		
Carnival	584,600	29,054
Marriott, Class A	242,591	16,545
McDonald's	203,100	20,011
MGM Resorts International (1)	1,074,900	19,832
Wynn Resorts	33,600	1,785
		87,227
Leisure Products 0.5%		
Mattel	1,003,600	21,136
		21,136
Media 4.9%		
Comcast, Class A	1,238,100	70,423
Omnicom	815,200	53,722
Time Warner	584,566	40,189
Walt Disney	520,100	53,154
		217,488
Multiline Retail 0.7%		
Dollar General	451,800	32,728
		32,728
Specialty Retail 4.0%		
Home Depot	538,300	62,168
L Brands	402,800	36,304
Ross Stores	1,139,600	55,237
TSC	264,700	22,320
		176,029

Textiles, Apparel & Luxury Goods 0.6%		
Nike, Class B	208,400	25,627
		25,627
Total Consumer Discretionary		594,014
CONSUMER STAPLES 9.6%		
Beverages 3.1%		
Coca-Cola	302,200	12,124
Diageo (GBP)	1,128,847	30,378
PepsiCo	1,008,700	95,121
		137,623
Food & Staples Retailing 1.6%		
Costco Wholesale	146,300	21,151
Walgreens Boots Alliance	585,200	48,630
		69,781
Food Products 2.8%		
General Mills	559,000	31,377
McCormick	217,400	17,866
Mondelez International	904,800	37,884
Nestle (CHF)	487,202	36,689
		123,816
Household Products 0.6%		
Colgate-Palmolive	252,300	16,011
Procter & Gamble	156,300	11,244
		27,255
Tobacco 1.5%		
Philip Morris International	811,500	64,376
		64,376
Total Consumer Staples		422,851

ENERGY 3.8%		
Energy Equipment & Services 0.3%		
Schlumberger	182,400	12,580
		12,580
Oil, Gas & Consumable Fuels 3.5%		
Canadian Natural Resources	1,375,000	26,744
EQT	362,900	23,505
ExxonMobil	544,500	40,483
Occidental Petroleum	771,900	51,061
Spectra Energy	493,902	12,975
		154,768
Total Energy		167,348
FINANCIALS 19.6%		
Banks 4.9%		
Comerica	470,700	19,346
JPMorgan Chase	1,449,600	88,382
U.S. Bancorp	1,108,100	45,443
Wells Fargo	1,232,200	63,274
		216,445
Capital Markets 5.0%		
Bank of New York Mellon	1,686,800	66,038
Morgan Stanley	1,138,500	35,863
Northern Trust	340,100	23,181
State Street	942,300	63,332
TD Ameritrade Holding	570,740	18,172
Waddell & Reed Financial, Class A	389,300	13,536
		220,122
Consumer Finance 0.8%		
American Express	480,000	35,582
		35,582

Diversified Financial Services 0.5%		
McGraw Hill Financial	235,100	20,336
		20,336
Insurance 4.7%		
Aon	595,500	52,768
Chubb	489,900	60,086
Marsh & McLennan	1,022,500	53,395
XL Group	1,096,700	39,832
		206,081
Real Estate Investment Trusts 3.7%		
American Tower, REIT	387,100	34,057
Crown Castle International, REIT	845,000	66,645
General Growth Properties, REIT	1,522,200	39,532
Iron Mountain, REIT	823,155	25,534
		165,768
Total Financials		864,334
HEALTH CARE 17.6%		
Health Care Equipment & Supplies 5.1%		
Becton, Dickinson & Company	574,100	76,160
DENTSPLY International	921,600	46,605
Medtronic	930,878	62,313
Stryker	427,900	40,266
		225,344
Health Care Providers & Services 4.9%		
AmerisourceBergen	247,700	23,529
Cigna	208,450	28,145
McKesson	380,500	70,404
UnitedHealth Group	824,900	95,697
		217,775

Life Sciences Tools & Services 2.5%		
Agilent Technologies	1,009,300	34,649
Thermo Fisher Scientific	615,300	75,239
		109,888
Pharmaceuticals 5.1%		
Johnson & Johnson	425,600	39,730
Merck	1,126,000	55,613
Pfizer	3,300,800	103,678
Zoetis	678,100	27,924
		226,945
Total Health Care		779,952
INDUSTRIALS & BUSINESS SERVICES 12.5%		
Aerospace & Defense 1.0%		
Rockwell Collins	159,700	13,070
United Technologies	337,900	30,070
		43,140
Air Freight & Logistics 1.1%		
C.H. Robinson Worldwide	158,200	10,723
UPS, Class B	356,200	35,153
		45,876
Commercial Services & Supplies 1.2%		
Tyco International	1,634,400	54,687
		54,687
Industrial Conglomerates 6.2%		
Danaher	1,239,800	105,643
GE	4,063,300	102,477
Roper Technologies	426,100	66,770
		274,890

Machinery 1.6%		
Flowserve	515,300	21,199
Illinois Tool Works	465,600	38,324
Stanley Black & Decker	127,400	12,355
		71,878
Professional Services 0.9%		
Equifax	395,300	38,415
		38,415
Road & Rail 0.4%		
Norfolk Southern	94,900	7,250
Union Pacific	126,500	11,184
		18,434
Trading Companies & Distributors 0.1%		
Fastenal (2)	96,600	3,537
		3,537
Total Industrials & Business Services		550,857
INFORMATION TECHNOLOGY 12.0%		
Communications Equipment 0.7%		
Cisco Systems	804,600	21,121
QUALCOMM	196,300	10,547
		31,668
Electronic Equipment, Instruments & Components 0.8%		
Keysight Technologies (1)	270,800	8,352
TE Connectivity	452,300	27,088
		35,440
IT Services 5.6%		
Accenture, Class A	622,100	61,127
Automatic Data Processing	677,100	54,412
Fidelity National Information	469,500	31,494

Visa, Class A	1,428,400	99,502
		246,535
Semiconductor & Semiconductor Equipment 1.9%		
Microchip Technology (2)	365,500	15,749
Texas Instruments	1,017,800	50,402
Xilinx	452,600	19,190
		85,341
Software 2.0%		
Microsoft	2,040,100	90,295
		90,295
Technology Hardware, Storage & Peripherals 1.0%		
Apple	387,400	42,730
		42,730
Total Information Technology		532,009
MATERIALS 3.1%		
Chemicals 3.1%		
Airgas	118,600	10,595
Ashland	189,000	19,017
Ecolab	235,000	25,784
Praxair	206,300	21,014
RPM	979,000	41,010
Sherwin-Williams	80,200	17,867
Total Materials		135,287
UTILITIES 3.2%		
Electric Utilities 1.8%		
Edison International	653,400	41,210
FirstEnergy	1,300,800	40,728
		81,938

Gas Utilities 0.9%		
Atmos Energy	671,700	39,080
		39,080
Multi-Utilities 0.5%		
Sempra Energy	220,900	21,365
		21,365
Total Utilities		142,383
Total Common Stocks (Cost $2,976,496)		4,189,035
SHORT-TERM INVESTMENTS 5.1%		
Money Market Funds 5.1%		
T Rowe Price Reserve Investment Fund, 0.10% (3)(4)	223,975,821	223,976
Total Short-Term Investments (Cost $223,976)		223,976
SECURITIES LENDING COLLATERAL 0.2%		
Investments in a Pooled Account through Securities Lending Program with State Street Bank and Trust Company 0.2%		
Money Market Funds 0.2%		
T. Rowe Price Short-Term Reserve Fund, 0.09% (3)(4)	985,028	9,850
Total Investments through Securities Lending Program with State Street Bank and Trust Company		9,850
Total Securities Lending Collateral (Cost $9,850)		9,850
Total Investments in Securities 100.1% of Net Assets (Cost $3,210,322)		**$ 4,422,861**

‡ Shares are denominated in U.S. dollars unless otherwise noted.

(1) Non-income producing

(2) All or a portion of this security is on loan at September 30, 2015 -- total value of such securities at period-end amounts to $9,877. See Note 3.

(3) Seven-day yield

(4) Affiliated Companies

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Dividend Growth Fund
Unaudited

Notes To Portfolio of Investments

T. Rowe Price Dividend Growth Fund, Inc. (the fund), is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund commenced operations on December 30, 1992. The fund seeks dividend income and long-term capital growth primarily through investments in stocks.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation
The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 (ASC 946). The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), including but not limited to ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the Portfolio of Investments may differ from the values ultimately realized upon sale or maturity.

Investment Transactions
Investment transactions are accounted for on the trade date.

Currency Translation
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank. Purchases and sales of securities are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction.

New Accounting Guidance
In May 2015, FASB issued ASU No. 2015-07, Fair Value Measurement (Topic 820), Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent). The ASU removes the requirement to categorize within the fair value hierarchy all investments for which fair value is measured using the net asset value per share practical expedient and amends certain disclosure requirements for such investments. The ASU is effective for interim and annual reporting periods beginning after December 15, 2015. Adoption will have no effect on the fund’s net assets or results of operations.

NOTE 2 – VALUATION

The fund’s financial instruments are valued and each class’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) has been established by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 – unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Valuation Techniques
Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.

For valuation purposes, the last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, the fund will adjust the previous quoted prices to reflect what it believes to be the fair value of the securities as of the close of the NYSE. In deciding whether it is necessary to adjust quoted prices to reflect fair value, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. The fund uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value. As a means of evaluating its security valuation process, the fund routinely compares quoted prices, the next day’s opening prices in the same markets, and adjusted prices.

Actively traded domestic equity securities generally are categorized in Level 1 of the fair value hierarchy. Non-U.S. equity securities generally are categorized in Level 2 of the fair value hierarchy despite the availability of quoted prices because, as described above, the fund evaluates and determines whether those quoted prices reflect fair value at the close of the NYSE or require adjustment. OTC Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of an equity investment with limited market activity, such as a private placement or a thinly traded public company stock, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, new rounds of financing, negotiated transactions of significant size between other investors in the company, relevant market valuations of peer companies, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants; transaction information can be reliably obtained; and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on September 30, 2015:

There were no material transfers between Levels 1 and 2 during the period ended September 30, 2015.

NOTE 3 – OTHER INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Securities Lending
The fund may lend its securities to approved brokers to earn additional income. Its securities lending activities are administered by a lending agent in accordance with a securities lending agreement. Security loans generally do not have stated maturity dates and the fund may recall a security at any time. The fund receives collateral in the form of cash or U.S. government securities, valued at 102% to 105% of the value of the securities on loan. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities; any additional collateral required due to changes in security values is delivered the next business day. Cash collateral is invested by the lending agent(s) in accordance with investment guidelines approved by fund management. Additionally, the lending agent indemnifies the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities, collateral investments decline in value, and the lending agent fails to perform. In accordance with GAAP, investments made with cash collateral are reflected in the accompanying Portfolio of Investments, but collateral received in the form of securities is not. At September 30, 2015, the value of loaned securities was $9,877,000; the value of cash collateral and related investments was $9,850,000.

NOTE 4 - FEDERAL INCOME TAXES

At September 30, 2015, the cost of investments for federal income tax purposes was $3,210,322,000. Net unrealized gain aggregated $1,212,495,000 at period-end, of which $1,325,606,000 related to appreciated investments and $113,111,000 related to depreciated investments.

NOTE 5 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund, the T. Rowe Price Government Reserve Investment Fund, or the T. Rowe Price Short-Term Reserve Fund (collectively, the Price Reserve Investment Funds), open-end management investment companies managed by T. Rowe Price Associates, Inc. (Price Associates) and considered affiliates of the fund. The Price Reserve Investment Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price Associates or its affiliates and are not available for direct purchase by members of the public. The Price Reserve Investment Funds pay no investment management fees.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Dividend Growth Fund, Inc.

	By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date November 24, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date November 24, 2015

	By	/s/ Catherine D. Mathews
Catherine D. Mathews
Principal Financial Officer

Date November 24, 2015